Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	10.74%	15.18%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.54%	9.27%	13.81%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.68%	8.36%	12.46%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.13%	10.87%	14.82%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		13.26%	11.98%	15.97%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		13.17%	11.94%	15.95%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		13.28%	12.05%	16.06%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.